Prepaid Expenses - Additional Information (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses [Line Items]
Prepaid expenses	$ 188,947	$ 14,817	$ 0
Directors and Officers Liability Insurance [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 189,000